Income Taxes (Tables) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022
Schedule of Capitalization, Equity [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense is comprised of the following components:

	Years Ended June 30,
	2022	2021	2020
Current (expense) benefit:
Federal	$515	$(2,536)	$(41,526)
State and other	(220)	(2,247)	(41,227)

	295	(4,783)	(82,753)

Deferred (expense) benefit:
Federal	(4,711)	(15,658)	(14,408)
State and other	4,486	15,092	(3,021)

	(225)	(566)	(17,429)

Income tax (expense) benefit	$70	$(5,349)	$(100,182)

Schedule of Effective Income Tax Rate Reconciliation
The income tax (expense) benefit differs from the amount derived by applying the statutory federal rate to pre-tax
income (loss) principally due to the effect of the following items:

	Years Ended June 30,
	2022	2021	2020
Federal tax (expense) benefit at statutory federal rate	$28,617	$44,931	$(56,877)
State income taxes, net of federal benefit	12,141	22,882	(33,345)
Change in valuation allowance	(31,679)	(70,501)	558
Change in the estimated applicable tax rate used to determine deferred taxes	—	2,545	—
Nondeductible transaction costs	—	—	(7,120)
GAAP income of consolidated partnership attributable to non-controlling interest	(601)	(146)	(224)
Nondeductible officers’ compensation	(8,125)	(5,209)	(4,407)
Nondeductible expenses	(373)	(285)	(349)
Excess tax benefit related to share-based payment awards	93	1,088	2,322
Other, net	(3)	(654)	(740)

Income tax (expense) benefit	$70	$(5,349)	$(100,182)

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities at June 30, 2022 and 2021 are as follows:

	June 30,
	2022	2021
Deferred tax assets:
Net operating losses (NOLs)	$102,273	$76,052
Accrued employee benefits	29,440	20,743
Restricted stock units and stock options	12,452	12,263
Deferred revenue	—	31,609
Right-of-use lease assets and lease liabilities, net	7,482	7,616
Deferred interest	24,950	9,296
Property and equipment	16,327	2,487
Other, net	—	2,113

Total gross deferred tax assets	$192,924	$162,179
Less valuation allowance	(151,043)	(119,135)

Net deferred tax assets	$41,881	$43,044

Deferred tax liabilities:
Intangibles and other assets	$(40,069)	$(39,810)
Deferred revenue	(10,107)	—
Prepaid expenses	(4,874)	(4,055)
Investments	(3,377)	(22,449)
Other, net	(6,707)	—

Total deferred tax liabilities	$(65,134)	$(66,314)

Net deferred tax liability	$(23,253)	$(23,270)